S000028691 [Member] Expense Example - CTIVP - Westfield Mid Cap Growth Fund	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	1,058
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	$ 1,349